Convertible Senior Notes - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 2.00% Convertible Senior Notes due December 15, 2018	Dec. 04, 2013 2.00% Convertible Senior Notes due December 15, 2018	Dec. 31, 2013 2.00% Convertible Senior Notes due December 15, 2018 Additional Notes	Dec. 31, 2013 2.00% Convertible Senior Notes due December 15, 2018 Additional Notes Maximum
Debt Instrument [Line Items]
Aggregate principle amount					$ 350,000,000		$ 50,000,000
Convertible senior notes, initial purchasers right to purchase additional notes exercisable period				30 days
Convertible senior notes, due date						Dec. 15, 2018
Convertible senior notes, interest rate						2.00%
Number of ADSs issuable upon conversion of notes per $1,000 principal amount				48.4195
Convertible senior notes, principal amount base for conversion rate of 9.6839 ADSs				1,000.00
Convertible senior notes, conversion price					$ 20.65
Convertible senior notes, redemption price percentage				100.00%
Convertible senior notes, repurchase date				Dec. 15, 2016
Convertible senior notes, repurchase price percentage of principal amounts of notes				100.00%
Net proceeds from issuance of senior convertible notes	350,000,000			341,580,000
Debt issuance costs	8,256,000			8,420,000
Convertible senior notes, effective interest rate				2.86%
Debt Interest expense				566,000
Contractual interest obligations				402,000
Debt issuance costs amortization	$ 3,483,000	$ 2,558,000	$ 1,280,000	$ 164,000